Other operating income	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other operating income

Note   24.               Other operating income

	12 months ended December 31,
USD'000	2022	2021	2020
Accounts payable write-off	1,899	-	-
Other operating income - other	108	91	-
Total other operating income	2,007	91	-

The accounts payable write-off relates to a liability recorded in 2013 by WISeKey Semiconductors SAS which the creditor in insolvency can no longer claim.